Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Customer prepayments and billings	$ 673	$ 699
Accrued vendor costs	531	444
Compensation	516	511
Warranty	228	194	211
Taxes (non income)	188	150
Insurance	131	108
Accrued commissions	97	77
Fair value of derivatives	31	18
Interest	11	14
Other	357	356
Total	$ 2,763	$ 2,571